UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.):  [X] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, April 27, 2010
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total(x$1,000):  $109,349
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2565    63301 SH       Sole                    61111              2190
Avon                           COM              054303102     2230    70795 SH       Sole                    67995              2800
Bank of America                COM              060505104     1006    66824 SH       Sole                    64239              2585
Bed, Bath & Beyond             COM              075896100     1426    36940 SH       Sole                    36055               885
Black & Decker                 COM              091797100     2406    37120 SH       Sole                    35820              1300
Boeing Company                 COM              097023105     2282    42162 SH       Sole                    40527              1635
Campbell Soup Co               COM              134429109     2107    62325 SH       Sole                    60350              1975
Caterpillar, Inc               COM              149123101     2634    46221 SH       Sole                    45031              1190
Chevron                        COM              166764100     3273    42509 SH       Sole                    41059              1450
Cisco Systems                  COM              17275R102     2664   111295 SH       Sole                   108325              2970
Citigroup Inc                  COM              172967101      450   135990 SH       Sole                   131375              4615
Claymore BRIC ETF              COM              18383m100      852    20075 SH       Sole                    19395               680
Coca-Cola                      COM              191216100     1990    34906 SH       Sole                    33461              1445
Darden Restaurants             COM              237194105     1100    31365 SH       Sole                    30305              1060
Disney, (Walt) Co              COM              254687106     2990    92725 SH       Sole                    89825              2900
DuPont deNemours               COM              263534109     1995    59255 SH       Sole                    57405              1850
Ebay Inc                       COM              278642103      902    38350 SH       Sole                    37800               550
Exxon Mobil Corp               COM              30231G102     3447    50551 SH       Sole                    48911              1640
FedEx Corp                     COM              31428X106     2935    35165 SH       Sole                    34135              1030
General Electric               COM              369604103     2826   186789 SH       Sole                   180800              5989
Goodyear Tire                  COM              382550101     1260    89345 SH       Sole                    87015              2330
Home Depot                     COM              437076102     2264    78268 SH       Sole                    75698              2570
Honda Motor Co ADR             COM              438128308     1334    39345 SH       Sole                    38210              1135
Int'l Business Mach            COM              459200101     2618    20003 SH       Sole                    19353               650
Intel Corp                     COM              458140100     2421   118655 SH       Sole                   113920              4735
International Paper            COM              460146103     1818    67885 SH       Sole                    66225              1660
Internet Capital Group Inc     COM              46059c205       73    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107      799    24769 SH       Sole                    24769
JP Morgan Chase                COM              46625H100     2941    70585 SH       Sole                    68185              2400
Johnson & Johnson              COM              478160104     3118    48402 SH       Sole                    46577              1825
Lowe's                         COM              548661107     2506   107157 SH       Sole                   103812              3345
McDonalds Corp                 COM              580135101     2038    32646 SH       Sole                    31496              1150
Microsoft                      COM              594918104     2613    85722 SH       Sole                    82922              2800
Morgan Stanley                 COM              617446448     1040    35120 SH       Sole                    33920              1200
Nokia ADR                      COM              654902204     1321   102809 SH       Sole                    99419              3390
Novartis AG ADR                COM              66987V109     1769    32495 SH       Sole                    30965              1530
Oracle Systems                 COM              68389X105     2273    92672 SH       Sole                    89172              3500
P'Shr Gldn Drgn ETF            COM              73935x401      819    33965 SH       Sole                    33065               900
Pfizer Inc                     COM              717081103     2189   120346 SH       Sole                   117571              2775
Procter & Gamble               COM              742718109     2208    36424 SH       Sole                    35124              1300
Raytheon Company               COM              755111507     1920    37270 SH       Sole                    36105              1165
Royal Dutch Shl ADR            COM              780259206     2031    33796 SH       Sole                    33191               605
Royal Phil Elec ADR            COM              500472303     2943    99960 SH       Sole                    96976              2984
SAP AG ADR                     COM              803054204     1578    33705 SH       Sole                    32855               850
Sonus Networks Inc             COM              835916107       42    20000 SH       Sole                    20000
Spirit Aerosystems             COM              848574109     1256    63260 SH       Sole                    61280              1980
Stryker Corp                   COM              863667101     2019    40090 SH       Sole                    38590              1500
Terex Corp.                    COM              880779103      513    25905 SH       Sole                    25300               605
Time Warner Inc                COM              887317303      405    13914 SH       Sole                    12887              1027
Toyota Motor ADR               COM              892331307     1557    18495 SH       Sole                    17770               725
Tyson Foods Cl A               COM              902494103     1352   110194 SH       Sole                   107694              2500
Unilever ADR                   COM              904784709     2062    63780 SH       Sole                    61870              1910
United Technologies            COM              913017109     4034    58123 SH       Sole                    56278              1845
Valero Energy Corp.            COM              91913y100     1328    79275 SH       Sole                    76840              2435
Wal-Mart Stores                COM              931142103     3730    69794 SH       Sole                    67474              2320
Yum! Brands, Inc               COM              988498101     1306    37345 SH       Sole                    36185              1160
Zimmer Inc.                    COM              98956p102     1767    29885 SH       Sole                    29095               790